Leases - Summary of Changes in the Group's lease liabilities carrying amounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About lease liabilities. [Line Items]
Balance as of January 1,	$ 1,398	$ 0
Additions to lease liabilities	1,799	1,711
Accretion of interest	49	57
Payments	(447)	(370)
Balance as of December 31,	2,799	1,398
Total non-current	1,908	1,036	$ 0
Total current	$ 891	$ 362	$ 0